Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.24%
Brazil–0.61%
MercadoLibre, Inc.(a)	4,757	$11,116,824
Canada–2.23%
Shopify, Inc., Class A(a)	272,081	40,433,958
China–3.21%
JD.com, Inc., ADR	1,099,339	38,454,878
Tencent Holdings Ltd.	231,700	19,743,063
		58,197,941
France–5.96%
Airbus SE	276,444	64,556,837
EssilorLuxottica S.A.	62,949	20,505,874
LVMH Moet Hennessy Louis Vuitton SE	37,596	23,135,879
		108,198,590
Germany–3.63%
Allianz SE	35,076	14,757,416
SAP SE	190,673	51,056,005
		65,813,421
India–5.43%
DLF Ltd.	7,429,114	59,697,304
HDFC Bank Ltd.	845,734	9,063,475
ICICI Bank Ltd., ADR	983,318	29,725,703
		98,486,482
Israel–0.45%
Nice Ltd., ADR(a)(b)	55,912	8,094,939
Italy–1.51%
Brunello Cucinelli S.p.A.(b)	150,648	16,503,962
Ferrari N.V.	14,961	7,251,909
Moncler S.p.A.	61,027	3,591,644
		27,347,515
Japan–2.29%
Capcom Co. Ltd.	512,200	13,906,735
Hoya Corp.	67,300	9,305,588
Keyence Corp.	49,344	18,383,631
		41,595,954
Netherlands–2.33%
Adyen N.V.(a)(c)	14,673	23,610,019
ASML Holding N.V.	5,716	5,574,169
BE Semiconductor Industries N.V.	55,824	8,358,561
Universal Music Group N.V.	164,016	4,739,645
		42,282,394
Spain–1.33%
Amadeus IT Group S.A.	304,002	24,165,037
Sweden–2.02%
Assa Abloy AB, Class B	291,451	10,144,785
Atlas Copco AB, Class A	542,979	9,207,827
Spotify Technology S.A.(a)	24,908	17,385,784
		36,738,396
Shares		Value
Switzerland–1.81%
Galderma Group AG, Class A	56,670	$10,019,269
Lonza Group AG	34,092	22,795,219
		32,814,488
Taiwan–3.75%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,566,000	68,023,617
United States–63.68%
Alphabet, Inc., Class A	730,005	177,464,215
Amazon.com, Inc.(a)	171,307	37,613,878
Analog Devices, Inc.	226,282	55,597,487
ARM Holdings PLC, ADR(a)(b)	100,070	14,158,904
Boston Scientific Corp.(a)	246,094	24,026,157
Broadcom, Inc.	165,747	54,681,593
Cadence Design Systems, Inc.(a)	29,357	10,311,940
Ecolab, Inc.	39,928	10,934,682
Eli Lilly and Co.	60,109	45,863,167
Equifax, Inc.	77,825	19,964,447
IDEXX Laboratories, Inc.(a)	14,036	8,967,460
Intuit, Inc.	68,348	46,675,533
Intuitive Surgical, Inc.(a)	51,225	22,909,357
IQVIA Holdings, Inc.(a)	43,407	8,244,726
Lam Research Corp.	372,651	49,897,969
Linde PLC	12,492	5,933,700
Marriott International, Inc., Class A	66,350	17,280,194
Marvell Technology, Inc.	277,867	23,360,279
Mastercard, Inc., Class A	30,458	17,324,815
Meta Platforms, Inc., Class A	176,207	129,402,897
Microsoft Corp.	111,207	57,599,666
Netflix, Inc.(a)	30,352	36,389,620
NVIDIA Corp.	519,708	96,967,119
Phathom Pharmaceuticals, Inc.(a)(b)	387,251	4,557,944
S&P Global, Inc.	140,810	68,533,635
ServiceNow, Inc.(a)	11,290	10,389,961
Stryker Corp.	21,299	7,873,601
Thermo Fisher Scientific, Inc.(a)	38,618	18,730,502
TJX Cos., Inc. (The)	93,452	13,507,552
Visa, Inc., Class A	164,672	56,215,727
Zoetis, Inc.	28,783	4,211,529
		1,155,590,256
Total Common Stocks & Other Equity Interests (Cost $773,414,146)		1,818,899,812
Money Market Funds–0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	91,376	91,376
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	169,699	169,699
Total Money Market Funds (Cost $261,075)		261,075
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.25% (Cost $773,675,221)		1,819,160,887
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.86%
Invesco Private Government Fund, 4.14%(d)(e)(f)	4,338,394	$4,338,394
Invesco Private Prime Fund, 4.26%(d)(e)(f)	11,301,980	11,305,371
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,643,765)		15,643,765
TOTAL INVESTMENTS IN SECURITIES—101.11% (Cost $789,318,986)		1,834,804,652
OTHER ASSETS LESS LIABILITIES–(1.11)%		(20,213,506)
NET ASSETS–100.00%		$1,814,591,146
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30,
2025 represented 1.30% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$148,021	$56,062,363	$(56,119,008)	$-	$-	$91,376	$48,778
Invesco Treasury Portfolio, Institutional Class	274,895	104,115,817	(104,221,013)	-	-	169,699	90,042
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	444,192	271,754,189	(267,859,987)	-	-	4,338,394	212,112*
Invesco Private Prime Fund	1,157,778	649,179,246	(639,033,977)	-	2,324	11,305,371	559,953*
Total	$2,024,886	$1,081,111,615	$(1,067,233,985)	$-	$2,324	$15,904,840	$910,885

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$11,116,824	$—	$—	$11,116,824
Canada	40,433,958	—	—	40,433,958
China	38,454,878	19,743,063	—	58,197,941
France	—	108,198,590	—	108,198,590
Germany	—	65,813,421	—	65,813,421
India	29,725,703	68,760,779	—	98,486,482
Israel	8,094,939	—	—	8,094,939
Italy	—	27,347,515	—	27,347,515
Japan	—	41,595,954	—	41,595,954
Netherlands	—	42,282,394	—	42,282,394
Spain	—	24,165,037	—	24,165,037
Sweden	17,385,784	19,352,612	—	36,738,396
Switzerland	—	32,814,488	—	32,814,488
Taiwan	—	68,023,617	—	68,023,617
United States	1,155,590,256	—	—	1,155,590,256
Money Market Funds	261,075	15,643,765	—	15,904,840
Total Investments	$1,301,063,417	$533,741,235	$—	$1,834,804,652
Invesco V.I. Global Fund